SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund

December 31, 2019 (Unaudited)

Shares		Value
Common Stocks — 98.53%
Communication Services — 2.81%
48,224	Gray Television, Inc.*	$1,033,923
8,130	Nexstar Media Group, Inc., Class A	953,242

		1,987,165

Consumer Discretionary — 10.77%
62,010	Dana, Inc.	1,128,582
41,790	G-III Apparel Group Ltd.*	1,399,965
9,490	Grand Canyon Education, Inc.*	909,047
18,295	Steven Madden Ltd.	786,868
47,750	Taylor Morrison Home Corp., Class A*	1,043,815
57,614	Tilly’s, Inc., Class A	705,772
13,700	Universal Electronics, Inc.*	715,962
113,620	ZAGG, Inc.*	921,458

		7,611,469

Consumer Staples — 2.10%
37,450	Hostess Brands, Inc.*	544,523
10,280	John B Sanfilippo & Son, Inc.	938,358

		1,482,881

Energy —4.25%
35,210	Delek US Holdings, Inc.	1,180,591
103,500	Magnolia Oil & Gas Corp.*	1,302,030
22,390	Par Pacific Holdings, Inc.*	520,344

		3,002,965

Financials — 27.21%
12,270	American Financial Group, Inc.	1,345,405
18,720	Amerisafe, Inc.	1,236,082
19,290	CenterState Bank Corp.	481,864
13,370	Columbia Banking System, Inc.	543,958
9,230	Community Bank System, Inc.	654,776
105,678	Compass Diversified Holdings LP	2,627,155
32,610	First Busey Corp.	896,775
38,570	Heritage Financial Corp.	1,091,531
30,580	Hilltop Holdings, Inc.	762,359
15,920	Independent Bank Group, Inc.	882,605
30,350	Mercantile Bank Corp.	1,106,865
16,430	Northrim BanCorp, Inc.	629,269
19,096	Pacific Premier Bancorp, Inc.	622,625
8,500	Reinsurance Group of America, Inc.	1,386,010
17,140	Sterling Bancorp	361,311
9,330	Stock Yards Bancorp, Inc.	383,090
31,450	TCF Financial Corp.	1,471,860
17,760	TriCo Bancshares	724,786
9,150	Triumph Bancorp, Inc.*	347,883

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

December 31, 2019 (Unaudited)

Shares		Value
39,770	United Community Banks, Inc.	$1,228,098
9,920	WSFS Financial Corp.	436,381

		19,220,688

Health Care — 4.88%
18,302	Emergent BioSolutions, Inc.*	987,393
14,380	Globus Medical, Inc., Class A*	846,694
53,640	Invacare Corp.	483,833
33,340	Lantheus Holdings, Inc.*	683,803
16,050	MEDNAX, Inc.*	446,030

		3,447,753

Industrials — 16.61%
162,358	ACCO Brands Corp.	1,519,671
23,440	BMC Stock Holdings, Inc.*	672,494
13,200	Casella Waste Systems, Inc., Class A*	607,596
53,780	Columbus McKinnon Corp.	2,152,813
26,299	Ducommun, Inc.*	1,328,888
9,420	EnerSys	704,899
35,975	Greenbrier Cos., Inc. (The)	1,166,669
9,960	Herman Miller, Inc.	414,834
15,020	Kennametal, Inc.	554,088
5,970	Kirby Corp.*	534,494
35,966	Marten Transport Ltd.	772,909
50,700	NN, Inc.	468,975
15,890	Patrick Industries, Inc.	833,113

		11,731,443

Information Technology — 6.55%
41,470	AXT, Inc.*	180,395
1,170	Coherent, Inc.*	194,630
14,070	Cohu, Inc.	321,499
6,100	Model N, Inc.*	213,927
7,030	Novanta, Inc.*	621,733
28,937	PC Connection, Inc.	1,437,011
28,365	Sapiens International Corp. NV	652,395
43,810	Viavi Solutions, Inc.*	657,150
10,280	Vishay Precision Group, Inc.*	349,520

		4,628,260

Materials — 4.92%
27,870	FutureFuel Corp.	345,309
8,290	Kaiser Aluminum Corp.	919,278
26,969	Koppers Holdings, Inc.*	1,030,755
9,830	Reliance Steel & Aluminum Co.	1,177,241

		3,472,583

Real Estate — 11.48%
64,850	Braemar Hotels & Resorts, Inc., REIT	579,110

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

December 31, 2019 (Unaudited)

Shares		Value
39,240	CatchMark Timber Trust, Inc., REIT, Class A	$450,083
40,970	Columbia Property Trust, Inc., REIT	856,683
17,359	Community Healthcare Trust, Inc., REIT	744,007
23,730	CubeSmart, REIT	747,020
96,550	DiamondRock Hospitality Co., REIT	1,069,774
4,940	EastGroup Properties, Inc., REIT	655,390
8,274	National Storage Affiliates Trust, REIT	278,172
30,310	Physicians Realty Trust, REIT	574,071
29,830	STAG Industrial, Inc., REIT	941,733
3,640	Terreno Realty Corp., REIT	197,070
64,549	UMH Properties, Inc., REIT	1,015,356

		8,108,469

Utilities — 6.95%
28,450	Portland General Electric Co.	1,587,225
20,280	Southwest Gas Holdings, Inc.	1,540,672
21,428	Spire, Inc.	1,785,167

		4,913,064

Total Common Stocks		69,606,740

(Cost $63,489,502)

Investment Company — 1.29%
912,921	U.S. Government Money Market Fund,
	RBC Institutional Class 1(a)	912,921

Total Investment Company		912,921

(Cost $912,921)
Total Investments		$70,519,661
(Cost $64,402,423) — 99.82%
Other assets in excess of liabilities — 0.18%		130,054

NET ASSETS — 100.00%		$70,649,715

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

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